Expense Example {- Fidelity® Value Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Value Factor ETF - Fidelity Value Factor ETF-Default	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368